ALPHAMARK INVESTMENT TRUST
Supplement dated July 8, 2015
To the December 19, 2014
Prospectus and Statement of Additional Information of

AlphaMark Large Cap Growth Fund
AlphaMark Small Cap Growth Fund

This Supplement updates certain information contained in the Prospectus of the AlphaMark Large Cap Growth Fund and the AlphaMark Small Cap Growth Fund, each a series of AlphaMark Investment Trust (the "Trust"), dated December 19, 2014.  You should retain this Supplement for future reference.  Copies of the Summary Prospectus, Prospectus, as supplemented, and Statement of Additional Information, as supplemented, may be obtained free of charge by calling us at 1.866.420.3350 or by visiting www.alphamarkfunds.com.
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The AlphaMark Small Cap Growth Fund has ceased operations.  All references to the AlphaMark Small Cap Growth Fund in the prospectus and the statement of additional information are removed in their entirety.  If you have any questions regarding this supplement please call 1.866.420.3350